SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of options granted to employees and non-employees
In the six months ended June 30, 2017 and June 30, 2016, the Company granted options to employees and non-employees as follows:

	Six months ended June 30, 2017
	Award amount	Exercise price range	Vesting period	Expiration
Employees:
Options	578,133	10.218-10.31	4 years	10 years
RSUs	192,713	-	4 years	-

	Six months ended June 30, 2016
	Award amount	Exercise price range	Vesting period	Expiration
Employees:
Options	615,310	$6.04-$6.66	4 years	10 years
RSUs	5,000	-	4 years	-

Consultants:
Options	4,800	$6.34	4 years	10 years

Schedule of Share-based Compensation
The following table illustrates the effect of share-based compensation on the statements of operations:

	Six months ended June 30		Three months ended June 30
	2017	2016	2017	2016
Cost of revenues	$-	$3	$-	$1
Research and development expenses	575	464	155	252
Selling, general and administrative	912	763	566	444
	$1,487	$1,230	$721	$697

Consultants and Other Service Providers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Underlying Data Used for Computing the Fair Value of the Options
The fair value of options granted during the six months ended June 30, 2016 to consultants, was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

June 30,
2016
Value of ordinary share	$6.52
Dividend yield	0%
Expected volatility	69.2%
Risk-free interest rate	1.78%
Expected term	10 years

Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Underlying Data Used for Computing the Fair Value of the Options
The fair value of options granted to employees and directors on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

	Six months ended June 30
	2017	2016
Value of ordinary share	$10.12	$5.90-$6.84
Dividend yield	0%	0%
Expected volatility	59.7%	60.3%-60.5%
Risk-free interest rate	2.09%	1.36%-1.52%
Expected term	6 years	6 years